Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Aug. 08, 2022
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2022